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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                         Pioneer Series Trust XI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Core Equity Fund

 Schedule of Investments 9/30/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.3%

 Energy - 9.3%

 Oil & Gas Equipment & Services - 2.7%

 450,087

 Halliburton Co.

 $

 29,035,112

 488,064

 Superior Energy Services, Inc. *

 16,042,664

 $

 45,077,776

 Oil & Gas Exploration & Production - 5.7%

 281,305

 Cabot Oil & Gas Corp.

 $

 9,195,860

 337,676

 EOG Resources, Inc.

 33,436,678

 1,902,968

 Kodiak Oil & Gas Corp. *

 25,823,276

 85,520

 Pioneer Natural Resources Co.

 16,844,874

 244,393

 Southwestern Energy Co. *

 8,541,535

 $

 93,842,223

 Oil & Gas Refining & Marketing - 0.9%

 171,587

 Marathon Petroleum Corp. *

 $

 14,528,271

 Total Energy

 $

 153,448,270

 Materials - 3.7%

 Commodity Chemicals - 1.7%

 263,664

 LyondellBasell Industries NV

 $

 28,649,730

 Fertilizers & Agricultural Chemicals - 1.0%

 141,195

 Monsanto Co.

 $

 15,885,849

 Specialty Chemicals - 1.0%

 140,061

 Ecolab, Inc.

 $

 16,083,205

 Total Materials

 $

 60,618,784

 Capital Goods - 7.4%

 Aerospace & Defense - 2.9%

 347,456

 Honeywell International, Inc.

 $

 32,355,103

 151,373

 United Technologies Corp.

 15,984,989

 $

 48,340,092

 Electrical Components & Equipment - 1.5%

 374,253

 Eaton Corp. Plc

 $

 23,716,413

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 71,537

 Cummins, Inc.

 $

 9,441,453

 Industrial Machinery - 2.4%

 399,668

 Ingersoll-Rand Plc

 $

 22,525,288

 148,759

 Parker-Hannifin Corp.

 16,980,840

 $

 39,506,128

 Total Capital Goods

 $

 121,004,086

 Transportation - 2.4%

 Airlines - 1.1%

 518,473

 American Airlines Group, Inc.

 $

 18,395,422

 Railroads - 1.3%

 201,720

 Union Pacific Corp.

 $

 21,870,482

 Total Transportation

 $

 40,265,904

 Consumer Durables & Apparel - 1.3%

 Apparel, Accessories & Luxury Goods - 1.3%

 183,562

 PVH Corp.

 $

 22,238,536

 Total Consumer Durables & Apparel

 $

 22,238,536

 Consumer Services - 2.0%

 Hotels, Resorts & Cruise Lines - 1.1%

 248,537

 Marriott International, Inc.

 $

 17,372,736

 Restaurants - 0.9%

 208,062

 Starbucks Corp.

 $

 15,700,359

 Total Consumer Services

 $

 33,073,095

 Media - 4.1%

 Broadcasting - 0.7%

 200,777

 CBS Corp. (Class B)

 $

 10,741,570

 Cable & Satellite - 1.7%

 534,175

 Comcast Corp.

 $

 28,727,932

 Movies & Entertainment - 1.7%

 308,716

 The Walt Disney Co.

 $

 27,484,985

 Total Media

 $

 66,954,487

 Retailing - 4.5%

 Internet Retail - 1.1%

 55,455

 Amazon.com, Inc. *

 $

 17,880,910

 Department Stores - 0.8%

 222,993

 Macy's, Inc.

 $

 12,973,733

 Apparel Retail - 1.2%

 257,096

 Ross Stores, Inc.

 $

 19,431,316

 Home Improvement Retail - 1.4%

 447,189

 Lowe's Companies, Inc.

 $

 23,665,242

 Total Retailing

 $

 73,951,201

 Food & Staples Retailing - 1.5%

 Drug Retail - 1.5%

 301,067

 CVS Health Corp.

 $

 23,961,923

 Total Food & Staples Retailing

 $

 23,961,923

 Food, Beverage & Tobacco - 7.0%

 Brewers - 1.1%

 243,918

 Molson Coors Brewing Co. (Class B)

 $

 18,157,256

 Soft Drinks - 1.3%

 232,357

 PepsiCo., Inc.

 $

 21,630,113

 Packaged Foods & Meats - 3.1%

 220,313

 Campbell Soup Co.

 $

 9,413,974

 75,090

 Keurig Green Mountain, Inc.

 9,771,462

 521,007

 Mondelez International, Inc.

 17,852,305

 143,965

 The Hershey Co.

 13,738,580

 $

 50,776,321

 Tobacco - 1.5%

 398,878

 Lorillard, Inc.

 $

 23,896,781

 Total Food, Beverage & Tobacco

 $

 114,460,471

 Household & Personal Products - 0.8%

 Personal Products - 0.8%

 303,540

 Nu Skin Enterprises, Inc.

 $

 13,668,406

 Total Household & Personal Products

 $

 13,668,406

 Health Care Equipment & Services - 5.2%

 Health Care Equipment - 0.7%

 137,404

 Covidien Plc

 $

 11,886,820

 Health Care Distributors - 1.4%

 303,042

 Cardinal Health, Inc.

 $

 22,703,907

 Health Care Services - 1.5%

 133,210

 DaVita HealthCare Partners, Inc. *

 $

 9,742,979

 210,529

 Express Scripts Holding Co. *

 14,869,663

 $

 24,612,642

 Managed Health Care - 1.6%

 159,927

 Aetna, Inc.

 $

 12,954,087

 97,819

 Humana, Inc.

 12,744,838

 $

 25,698,925

 Total Health Care Equipment & Services

 $

 84,902,294

 Pharmaceuticals, Biotechnology & Life Sciences - 9.4%

 Biotechnology - 4.0%

 201,648

 Celgene Corp. *

 $

 19,112,197

 324,676

 Gilead Sciences, Inc. *

 34,561,760

 108,420

 Vertex Pharmaceuticals, Inc. *

 12,176,650

 $

 65,850,607

 Pharmaceuticals - 5.4%

 453,702

 AbbVie, Inc.

 $

 26,205,828

 355,337

 Johnson & Johnson

 37,875,371

 415,678

 Merck & Co., Inc.

 24,641,392

 $

 88,722,591

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 154,573,198

 Banks - 7.9%

 Diversified Banks - 4.0%

 2,011,261

 Bank of America Corp.

 $

 34,292,000

 621,593

 Citigroup, Inc.

 32,210,949

 $

 66,502,949

 Regional Banks - 3.9%

 2,008,270

 Regions Financial Corp.

 $

 20,163,031

 276,614

 The PNC Financial Services Group, Inc.

 23,672,626

 685,952

 Zions Bancorporation

 19,933,765

 $

 63,769,422

 Total Banks

 $

 130,272,371

 Diversified Financials - 7.2%

 Other Diversified Financial Services - 1.0%

 427,687

 Voya Financial, Inc.

 $

 16,722,562

 Specialized Finance - 1.2%

 469,675

 The NASDAQ OMX Group, Inc.

 $

 19,923,614

 Consumer Finance - 1.2%

 309,737

 Discover Financial Services, Inc.

 $

 19,943,965

 Asset Management & Custody Banks - 1.6%

 82,560

 Affiliated Managers Group, Inc. *

 $

 16,541,722

 291,236

 The Carlyle Group LP

 8,871,049

 $

 25,412,771

 Investment Banking & Brokerage - 2.2%

 307,093

 Lazard, Ltd.

 $

 15,569,615

 607,434

 Morgan Stanley Co.

 20,998,993

 $

 36,568,608

 Total Diversified Financials

 $

 118,571,520

 Insurance - 1.1%

 Property & Casualty Insurance - 1.1%

 298,563

 The Allstate Corp.

 $

 18,322,811

 Total Insurance

 $

 18,322,811

 Software & Services - 11.0%

 Internet Software & Services - 6.3%

 402,134

 eBay, Inc. *

 $

 22,772,848

 279,944

 Facebook, Inc. *

 22,126,774

 44,657

 Google, Inc. (Class A) *

 26,276,625

 24,130

 Google, Inc. (Class C)

 13,931,697

 466,080

 Yahoo!, Inc. *

 18,992,760

 $

 104,100,704

 Data Processing & Outsourced Services - 1.4%

 103,313

 Visa, Inc.

 $

 22,043,895

 Systems Software - 3.3%

 1,177,422

 Microsoft Corp.

 $

 54,585,284

 Total Software & Services

 $

 180,729,883

 Technology Hardware & Equipment - 7.1%

 Communications Equipment - 1.2%

 166,428

 F5 Networks, Inc. *

 $

 19,761,661

 Computer Storage & Peripherals - 5.9%

 679,124

 Apple, Inc.

 $

 68,421,742

 997,080

 EMC Corp.

 29,174,561

 $

 97,596,303

 Total Technology Hardware & Equipment

 $

 117,357,964

 Semiconductors & Semiconductor Equipment - 1.6%

 Semiconductors - 1.6%

 174,968

 Analog Devices, Inc.

 $

 8,659,166

 416,528

 Xilinx, Inc.

 17,639,961

 $

 26,299,127

 Total Semiconductors & Semiconductor Equipment

 $

 26,299,127

 Telecommunication Services - 2.4%

 Integrated Telecommunication Services - 2.4%

 792,732

 Verizon Communications, Inc.

 $

 39,628,673

 Total Telecommunication Services

 $

 39,628,673

 Utilities - 2.4%

 Electric Utilities - 2.4%

 399,620

 American Electric Power Co., Inc.

 $

 20,864,160

 190,012

 NextEra Energy, Inc. *

 17,838,327

 $

 38,702,487

 Total Utilities

 $

 38,702,487

 TOTAL COMMON STOCKS

 (Cost $1,367,623,180)

 $

 1,633,005,491

 TOTAL INVESTMENT IN SECURITIES - 99.3%

 (Cost $1,367,623,180) (a)

 $

 1,633,005,491

 OTHER ASSETS & LIABILITIES - 0.7%

 $

 11,854,401

 TOTAL NET ASSETS - 100.0%

 $

 1,644,859,892

 *

 Non-income producing security.

 (a)

 At September 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,371,165,459 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

       285,833,225

 Aggregate gross unrealized depreicaiotn for all investments in which there is an excess of tax cost over value

       (23,993,193)

 Net unrealized appreciation

 $

 261,840,032

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,633,005,491

$
-

$
-

$
1,633,005,491

 Total

$
1,633,005,491

$
-

$
-

$
1,633,005,491

 During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark Bradley, Treasurer and Chief Accounting and Financial Officer Date November 26, 2014 * Print the name and title of each signing officer under his or her signature.